Revenue	12 Months Ended
Dec. 31, 2021
Schedule Of Revenue From Collaboration Agreements
Revenue

3.	Revenue

	Year ended December 31,	Year ended December 31,	Year ended December 31
	2021	2020	2019
	£	£	£
Revenue from collaboration agreements	1,978,659	1,978,659	3,426,846

The terms of business for payment on satisfaction of a performance obligation are typically 30-60 days.

Collaboration agreements entered into by the Company provide for the entity to work with a partner to carry out collaborative research and development work.

Performance obligations around upfront payments are deemed to be satisfied over the estimated life of the services promised to be provided. As at the period end the amount of the transaction price allocated to performance obligations that are unsatisfied totaled £3,844,532 (2020: £5,823,192 and 2019: £7,801,851). The Company expects to recognize this revenue on a straight-line basis over the estimated life of the contract (six years). This method reflects the nature of the collaboration agreements which run for a multi-year period, recognizing the revenue in the period in which the research and development activities are performed.

Performance obligations in respect of contractual milestones are deemed to be satisfied when both parties agree the milestone has been met. Due to the uncertainties around contractual milestones, it is not possible to provide details around the amount of the transaction price allocated to performance obligations that are unsatisfied.

Revenue from reimbursement of research and development costs by collaboration partners is recognized as the costs are incurred.

Details of contract balances at the period end are provided in Note 22. Trade receivables are non-interest bearing. There are no significant financing components included in the contracts.

Amounts outstanding from customers at the year end totaled £Nil (2020: £Nil).